Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities [Abstract]
Class action settlement liability	$ 0	$ 2,996
Loan trailing fee	2,595	665
Deferred revenue	452	226
Servicing liabilities	59	198
Deferred income tax liability	225	766
Deferred rent	3,904	4,469
Restructuring liability	3,355	6,052
Other	2,079	1,801
Total Other Liabilities	$ 12,669	$ 17,173